Intangible Assets - Schedule of Amortization for Intangible Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (July-December)	$ 405,762
2022	748,208	$ 360,445
2023	652,938	360,445
2024	566,708
2025	461,974
2026	112,500
Total	$ 2,948,090	$ 990,559	$ 628,976